Financial assets, liabilities and financial results (telecom activities) - Bonds - Initial notional amount (Details) € in Millions, د.م. in Millions, £ in Millions, XOF in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 XOF	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 MAD (د.م.)	May 11, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 500
Bonds maturing May 18, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 500
Bonds Maturing June 3, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,200	XOF 300		د.م. 300
Bonds maturing June 3, 2026 Variable Rate [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value | د.م.				1,200
Bonds maturing November 16, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	750
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	750
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,090			1,090
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value			£ 720	720
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,002			1,002
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 788			د.م. 788